Other long-term assets	12 Months Ended
Dec. 31, 2018
Other long-term assets
Other long-term assets

13. Other long-term assets

	As of December 31,
	2017	2018
	RMB	RMB
Deposit for land use rights	—	105,840
Prepayment for investments (Note a)	240,000	—
Long term trade receivables (Note b)	63,872	221,000
Loan to staff	62,888	67,810
Long term loan receivables	—	5,586
Subtotal	366,760	400,236
Less: allowance for doubtful accounts	—	(3,789)
Total	366,760	396,447

Note:

(a)The amounts as of December 31, 2017 represented deposits paid to an escrow account for formation of an insurance company with other independent parties. As at December 31, 2018, the establishment process has completed and the deposits were transferred to other investments.

(b)The Group provides consumer financing to certain customers as part of the Group’s internet financing business with instalment payment up to 24 months. The Group recorded the consumer financing receivables which are expected to be settled more than one year as of balance sheet date in the amounts of RMB63,872 and RMB221,000, respectively.